Stock-Based Compensation - Summary of RSU Activity (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Tranche One | Independent Members of the Board of Directors
Shares
Vested (in shares)		(4,000)
Tranche Two
Shares
Vested (in shares)		(1,890)
RSU
Shares
Unvested - beginning of period (in shares)	3,076,335		0
Granted (in shares)	0		3,193,510
Vested (in shares)	(720)		(5,890)
Forfeited (in shares)	(160,200)		(272,205)
Unvested - end of period (in shares)	2,915,415	3,076,335	2,915,415
Weighted Average Grant Date Fair Value
Unvested - beginning of period (in usd per share)	$ 7.75		$ 0
Granted (in usd per share)	7.75		7.75
Vested (in usd per share)	7.75		7.75
Forfeited (in usd per share)	$ 7.75		$ 7.75